UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 7590

John Hancock Patriot Preferred Dividend Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Patriot Preferred Dividend Fund

8.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on
August 31, 2006 (unaudited)

Issuer		Shares	Value

Common stocks 11.70%			$18,006,780
(Cost $14,655,693)

Electric Utilities 0.01%			10,500

Progress Energy, Inc. (Contingent Value Obligation) (B)(I)		37,500	10,500
Gas Utilities 0.77%			1,186,640

Peoples Energy Corp.		28,000	1,186,640
Integrated Telecommunication Services 0.45%			701,982

AT&T, Inc.		22,550	701,982
Multi-Utilities 10.47%			16,107,658

Alliant Energy Corp.		52,000	1,902,680
Dominion Resources, Inc.		27,500	2,196,975
DTE Energy Co.		30,000	1,252,200
KeySpan Corp.		88,650	3,634,650
NiSource, Inc.		46,400	982,288
NSTAR		100,000	3,293,000
SCANA Corp.		15,500	640,925
TECO Energy, Inc.		62,000	977,740
Xcel Energy, Inc.		59,000	1,227,200
	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 85.22%			$131,109,755
(Cost $131,139,643)

Agricultural Products 3.11%			4,779,378

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	60,000	4,779,378
Consumer Finance 8.26%			12,713,084

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	35,600	909,224
HSBC USA, Inc., $2.8575 (G)	A1	131,700	6,375,110
SLM Corp., 6.97%, Ser A	BBB+	101,000	5,428,750
Diversified Banks 1.76%			2,701,867

Abbey National Plc, 7.375%, Depositary Shares, Ser B (United Kingdom)	A	29,700	775,467
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	80,000	1,926,400
Diversified Chemicals 1.82%			2,796,750

Du Pont (E.I.) de Nemours & Co., $4.50, Ser B	BBB+	33,900	2,796,750

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Electric Utilities 21.99%			33,839,466

Alabama Power Co., 5.20%	BBB+	251,400	6,033,600
Boston Edison Co., 4.78%	A-	19,380	1,705,440
Duquesne Light Co., 6.50%	BB+	100,000	5,050,000
Entergy Arkansas, Inc., 6.45%	BB+	100,000	2,550,000
Entergy Mississippi, Inc., 6.25%	BB+	140,000	3,430,000
Interstate Power & Light Co., 7.10%, Ser C	BBB-	32,000	822,000
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,125,000
PPL Energy Supply, LLC, 7.00%	BBB	50,000	1,275,500
Southern California Edison Co., 6.00%, Ser C	BBB-	14,000	1,363,250
Southern California Edison Co., 6.125%	BBB-	50,000	4,915,625
Union Electric Co., $3.70	BBB-	12,262	935,361
Wisconsin Public Service Corp., 6.76%	A-	6,095	633,690

Gas Utilities 4.61%			7,096,008

Southern Union Co., 7.55%, Depositary Shares, Ser A	BB+	201,400	5,226,330
Southwest Gas Capital II, 7.70%	BB	72,300	1,869,678

Investment Banking & Brokerage 12.06%			18,551,469

Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	40,000	1,970,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	100,600	5,115,510
Goldman Sachs Group, Inc., 6.20%, Ser B	A-	47,800	1,227,982
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	48,000	2,325,600
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	102,500	5,212,125
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares, Ser 3	A-	105,150	2,700,252

Life & Health Insurance 4.32%			6,643,000

MetLife, Inc., 6.50%, Ser B	BBB	260,000	6,643,000

Multi-Utilities 3.17%			4,873,420

Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	20,000	2,101,250
PSEG Funding Trust II, 8.75%	BB+	30,000	793,200
Public Service Electric & Gas Co., 6.92%	BB+	19,000	1,978,970

Oil & Gas Exploration & Production 13.62%			20,959,525

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BB	34,567	3,277,384
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	62,200	6,115,037
Devon Energy Corp., 6.49%, Ser A	BB+	63,500	6,482,956
Nexen, Inc., 7.35% (Canada)	BB+	200,400	5,084,148

Other Diversified Financial Services 4.67%			7,193,163

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	52,000	2,626,000
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	88,700	4,567,163

Specialized Finance 1.00%			1,545,000

CIT Group, Inc., 6.35%, Ser A	BBB+	60,000	1,545,000

Thrifts & Mortgage Finance 1.23%			1,885,625

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C	BB+	70,000	1,885,625

John Hancock
Patriot Preferred Dividend Fund
Securities owned by the Fund on

August 31, 2006 (unaudited)

Trucking 2.96%			4,554,000

AMERCO, 8.50%, Ser A	CCC+	180,000	4,554,000
Wireless Telecommunication Services 0.64%			978,000

Telephone & Data Systems, Inc., 6.625%	A-	40,000	978,000
	Interest	Par value
Issuer, maturity date	rate	($000)	Value

Short-term investments 3.08%			$4,739,000
(Cost $4,739,000)

Commercial Paper 3.08%			4,739,000

Chevron Funding Corp., 09/01/06	5.150	4,739	4,739,000

Total investments 100.00%			$153,855,535

John Hancock
Patriot Preferred Dividend Fund
Footnotes to Schedule of Investments
August 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,779,378 or 3.11% of the Fund's total investments as of August 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on August 31, 2006, including short-term investments, was $150,534,336. Gross unrealized appreciation and depreciation of investments aggregated $6,936,861 and $3,615,662, respectively, resulting in net unrealized appreciation of $3,321,199.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Gordon M. Shone
Treasurer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for APS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: PPF

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Preferred Dividend Fund.

P70Q1 8/06
10/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Preferred Dividend Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: October 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: October 27, 2006